FORM N-SAR
                       SEMI-ANNUAL REPORT
              FORM REGISTERED INVESTMENT COMPANIES



Report for six month period ending:          /     /   (a)

          or fiscal year ending:         12/ 31 / 04   (b)


Is this a transition report?:  (Y/N)           N

Is this an amendment to a previous filing? (Y/N)           N

Those items or sub-items with a box"     " after the item
number should be
completed only if the answer has changed from the previous filing on this form.



1.   A.  Registrant Name:    Legg Mason Unit Investment Trust
     B.  File Number:  811-2880
     C.  Telephone Number:   (410) 539-0000

2.   A.  Street:  100 Light Street
     B.  City:  Baltimore  C. State:  Maryland D. Zip Code: 21202
         Zip Ext: 1476
     E.  Foreign Country:               Foreign Postal Code:

3.   Is this the first filing on this form by Registrant? (Y/N)  N

4.   Is this the last filing on this form by Registrant? (Y/N) y

5. Is Registrant a small business investment company (SBIC)? (Y/N) N [If answer is "Y"(Yes), complete only items 89 through 110.]

6.   Is Registrant a unit investment trust (UIT)? (Y/N)  Y
     [If answer is "Y" (Yes) complete only items 111 through 132.]

7. A. Is Registrant a series or multiple portfolio company? (Y/N) [If answer is "N" (No), go to item 8.]

     B. How many separate series or portfolios did Registrant have at the end of the period?














For period ending   12/31/04            If Filing more than
one
                                        Page 47, "X" box:
File number 811-2800


UNIT INVESTMENT TRUST

111.  A.     Depositor Name:  Legg Mason Wood Walker, Inc.
      B.     File Number (If any):   8-01-6767
      C.     City: Baltimore  State:  MD  Zip Code:21202
          Zip Ext.: 1476

              Foreign Country:     Foreign Postal Code:



111. A.        Depositor Name:

     B.        File Number (If any)

     C.        City:   State:   Zip Code:  Zip Ext.:

               Foreign Country:  Foreign Postal Code:



112. A.      Sponsor Name:  Legg Mason Wood Walker, Inc.

     B.      File Number (If any):    8-01-6767

     C.      City:    Baltimore   State:   MD    Zip Code: 21202
          Zip Ext.: 1476
              Foreign Country:  Foreign Postal Code:



























For period ending   12/31/04                  If Filing more
than one
                                              Page 48, "X"
box:
File number 811-2880





111. A.       Trustee Name:   Bank of New York

     B.       City:   New York   State: NY Zip Code:  10286
          Zip Ext.:

              Foreign Country:   Foreign Postal Code:


113. A.       Trustee Name:

     B.       City:  State:  Zip Code: Zip Ext.:

              Foreign Country:  Foreign Postal Code:


114. A.      Principal Underwriter Name: Legg Mason Wood Walker, Inc.

     B.      File Number: 8- 01-6767

     C.      City:   Baltimore    State:  MD   Zip Code: 21202
          Zip Ext.:  1476

             Foreign Country:  Foreign Postal Code:


115.  A.    Independent Public Accountant Name:

      B.    City:       State:       Zip Code:
           Zip Ext.:

            Foreign Country:  Foreign Postal Code:


115.  A.     Independent Public Accountant Name:

      B.     City:  State:   Zip Code: Zip Ext.:

             Foreign Country:  Foreign Postal Code:













For period ending   12/31/04               If Filing more
than one
                                           Page 49, "X" box:
File number 811- 2880

116.  Family of investment companies information:

   A.     Is Registrant part of a family of investment companies? (Y/N)  Y

   B.     Identify the family in 10 letters: LEGGMASONW

(Note: In filing this form, use this identification consistently for all investment companies in family. This designation is for purposes of this form only.)


117. A.   Is Registrant a separate account of an insurance company? (Y/N)   N

        If answer is "Y" (Yes), are any of the following types of contracts funded by the Registrant?:

      B.     Variable annuity contracts? (Y/N)
      C.     Scheduled premium variable life contracts? (Y/N)
      D.     Flexible premium variable life contracts? (Y/N)
      E. Other types of insurance products registered under the Securities Act of 1933? (Y/N)

118.     State the number of series existing at the end of the period that
         had securities registered under the Securities Act of 1933    [ 0]

119. State the number of new series for which registration statements under the Securities Act of 1933 became effective during the period
                                                                           [ 0]

120. State the total value of the portfolio securities on the date of deposit for the new series included in item 119 ($000's omitted)
                                                                           [ 0]

121.     State the number of series for which a current prospectus was in
         existence at the end of the period                                [ 0]

122. State the number of existing series for which additional units were registered under the Securities Act of 1933 during the current period
                                                                           [ 0]

















For period ending   12/31/04                 If Filing more
than one
                                             Page 50, "X"
box:
File number 811- 2880

123.     State the total value of the additional units considered in
answering item 122 ($000's omitted)                                       [$ 0]

124.     State the total value of units of prior series that were placed in the portfolios of subsequent series during the current period (the value of these units is to be measured on the date they were placed in the subsequent
series) ($000's omitted)                                                  [$ 0]

125. State the total dollar amount of sales loads collected(before reallowances to other brokers or dealers) by Registrant's principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale of units of all
series of Registrant ($000's omitted)                                     [ $0]

126. Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in Registrant's units (include the sales loads, if any, collected on units of a prior series placed
in the portfolio of a subsequent series.) ($000's omitted)                [$0]

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

                                   Number of    Total Assets       Total Income
                                   Series         ($000's         Distributions
                                   Investing     omitted)    ($000'somitted)

A. U.S. Treasury direct issue
B. U.S. Government agency
C. State and municipal tax-free                                     $54
D. Public Utility debt
E. Brokers or dealers debt or debt
   of brokers' or dealers' parent
F. All other corporate intermed.
   & long-term debt
G. All other corporate short-term
   debt
H. Equity securities of brokers of
   dealers or parents of brokers
   or dealers
I. Investment company equity
   securities
J. All other equity securities
K. Other securities
L. Total assets of all series
   of registrant





For period ending   12/31/04               If Filing more
than one
                                           Page 51, "X" box:
File number 811- 2880


128.  Is the timely payment of principal and interest on
any of the portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed by an entity other than
the issuer?(Y/N)                                                            [N]

 [If answer is "N" (No), go to item 131.]

129. Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or interest at the end of the current period? (Y/N)

 [If answer is "N" (No), go to item 131.]

130. In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in item 129 derived from insurance or guarantees? (Y/N)

131. Total expenses incurred by all series of Registrant
during the current reporting period ($000's omitted)                      [$ 1]

132. List the "811" (Investment Company Act of 1940)registration number for all Series of Registrant that are being included in this filing:
                                                                     [811-2880]
































SIGNATURE PAGE



     This report is signed on behalf of the Registrant in the City of Baltimore and State of Maryland on the 1st day of March, 2005.



                              LEGG MASON UNIT INVESTMENT TRUST
                              (Name of Registrant)

                              By: LEGG MASON WOOD WALKER, INCORPORATED
                              (Name of Depositor)


/s/Erin K. Morris                   /s/Marie K. Karpinski
Witness (Name and Title)            (Name and title of person signing on
                                    behalf of Registrant, depositor or trustee)

Erin K. Morris                      Marie K. Karpinski
Assistant Vice President            Vice President
Legg Mason Wood Walker, Inc.        Legg Mason Wood Walker, Inc.